                                                               John B. Towers
                                                               Corporate Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                 March 8, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  New England Life Retirement Investment Account
          File No. 811-03285

Commissioners:

The Annual Reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                             Sincerely,

                                             /s/ John B. Towers
                                             -----------------------------------
                                             John B. Towers
                                             Corporate Counsel
                                             Metropolitan Life Insurance Company